Intangible assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance	¥ 21,664
Closing balance	17,966	¥ 21,664
Patent
Intangible assets
Beginning balance	17,943
Closing balance	13,956	17,943
Software
Intangible assets
Beginning balance	3,721
Closing balance	4,010	3,721
Cost
Intangible assets
Beginning balance	37,794	36,374
Purchases	848	1,504
Disposals		(103)
Effect of movement in exchange rates	(28)	19
Closing balance	38,614	37,794
Cost | Patent
Intangible assets
Beginning balance	31,900	31,900
Closing balance	31,900	31,900
Cost | Software
Intangible assets
Beginning balance	5,894	4,474
Purchases	848	1,504
Disposals		(103)
Effect of movement in exchange rates	(28)	19
Closing balance	6,714	5,894
Amortization
Intangible assets
Beginning balance	(16,130)	(11,780)
Amortization	(4,544)	(4,335)
Disposals		2
Effect of movement in exchange rates	26	(17)
Closing balance	(20,648)	(16,130)
Amortization | Patent
Intangible assets
Beginning balance	(13,957)	(9,969)
Amortization	(3,987)	(3,988)
Closing balance	(17,944)	(13,957)
Amortization | Software
Intangible assets
Beginning balance	(2,173)	(1,811)
Amortization	(557)	(347)
Disposals		2
Effect of movement in exchange rates	26	(17)
Closing balance	¥ (2,704)	¥ (2,173)